Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table. (Details) - Oil And Gas Producing Activities [member] - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Oil Products [member]
DisclosureTaxesLineItems [Line Items]
Sales to third parties	$ 1,105	$ 871	$ 1,062
Intersegment	54,479	33,524	49,400
Net operation revenues	55,584	34,395	50,462
Production costs	(14,668)	(9,437)	(15,818)
Exploratory Expenditure Written Off	(687)	(803)	(799)
Third parties [member]	(9,005)	(8,661)	(11,486)
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]	3,107	(7,364)	(1,956)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	863	(1,080)	(1,426)
[custom:ResultsBeforeIncomeTaxExpenses-0]	35,194	7,050	18,977
After Two Thousand And Twenty Four [Member]	(11,967)	(2,398)	(6,451)
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	23,227	4,652	12,526
Oil Products [member] | BRAZIL
DisclosureTaxesLineItems [Line Items]
Sales to third parties	974	763	888
Intersegment	54,479	33,524	49,400
Net operation revenues	55,453	34,287	50,288
Production costs	(14,601)	(9,378)	(15,749)
Exploratory Expenditure Written Off	(685)	(796)	(793)
Third parties [member]	(8,959)	(8,611)	(11,436)
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]	3,107	(7,364)	(1,535)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	85	(885)	(1,420)
[custom:ResultsBeforeIncomeTaxExpenses-0]	35,167	7,253	19,354
After Two Thousand And Twenty Four [Member]	(11,957)	(2,466)	(6,579)
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	23,210	4,786	12,775
Oil Products [member] | South America [Member]
DisclosureTaxesLineItems [Line Items]
Sales to third parties	131	108	174
Net operation revenues	131	108	174
Production costs	(67)	(59)	(69)
Exploratory Expenditure Written Off	(2)	(7)	(6)
Third parties [member]	(46)	(50)	(37)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	5	(2)	(13)
[custom:ResultsBeforeIncomeTaxExpenses-0]	31	(10)	50
After Two Thousand And Twenty Four [Member]	(11)	3	(17)
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	20	(7)	33
Oil Products [member] | Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Sales to third parties	131	108	174
Net operation revenues	131	108	174
Production costs	(67)	(59)	(69)
Exploratory Expenditure Written Off	(2)	(7)	(6)
Third parties [member]	(46)	(50)	(50)
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]			(421)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	11	(195)	(6)
[custom:ResultsBeforeIncomeTaxExpenses-0]	27	(203)	(377)
After Two Thousand And Twenty Four [Member]	(10)	69	128
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	17	(134)	(249)
Oil Products [member] | North America [Member]
DisclosureTaxesLineItems [Line Items]
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	114	(167)	41
[custom:ResultsBeforeIncomeTaxExpenses-0]	114	(167)	41
After Two Thousand And Twenty Four [Member]	(39)	57	(14)
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	75	(110)	27
Oil Products [member] | Gaspetro [member]
DisclosureTaxesLineItems [Line Items]
Third parties [member]			(13)
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]			(421)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	(118)	(26)	(34)
[custom:ResultsBeforeIncomeTaxExpenses-0]	(118)	(26)	(468)
After Two Thousand And Twenty Four [Member]	40	9	159
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	(78)	(17)	(309)
Equity Portfolio Amount
DisclosureTaxesLineItems [Line Items]
Sales to third parties	220	148	1,114
Net operation revenues	220	148	1,114
Production costs	(44)		(124)
Exploratory Expenditure Written Off			(5)
Third parties [member]	(38)	(57)	(292)
Liabilities included in disposal groups classified as held for sale provision for decommissioning costs	(17)	(158)	(20)
[custom:ResultsBeforeIncomeTaxExpenses-0]	121	(121)	672
After Two Thousand And Twenty Four [Member]	(41)	41	(229)
[custom:ResultsOfOperationsExcludingCorporateOverheadAndInterestCosts-0]	$ 80	$ (80)	$ 443